Subsequent events (Details) - USD ($) $ in Thousands	Jul. 31, 2023	Jul. 28, 2023	Apr. 30, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Share repurchase program, authorized amount			$ 500,000	$ 500,000
Subsequent event
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 500,000	$ 500,000